Exhibit 99.1

Deloitte LLP 2 New Street Square London EC4A 3BZ Phone: +44 (0)20 7936 3000 Fax: +44 (0)20 7583 1198 www.deloitte.co.uk

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors of

Highcrest SPV 1 PLC

10th Floor

5 Churchill Place

London

E14 5HU

(the “Issuer”)

The Board of Directors of

WEL Asset Origination LLC

251 Little Falls Drive

Wilmington

Delaware

19808

(the “Seller”)

Lloyds Bank Corporate Markets plc

25 Gresham Street

London

EC2V 7HN

(the “Arranger”)

Natixis

7 Promenade Germaine Sablon

75013 Paris

France

(“Natixis”, and together with the Arranger, the “Joint Lead Managers”)

and the other Managers (as defined in the Engagement Letter)

9 October 2025

Dear Sirs/Madams,

PROPOSED ISSUE BY HIGHCREST SPV 1 PLC OF EQUITY RELEASE MORTGAGE-BACKED FIXED RATE NOTES (the “Issue”)

We have performed the procedures enumerated below on certain mortgages (the “Loan Pool”), which were agreed to by the Issuer, the Seller, the Arranger, the Joint Lead Managers, the Managers and the other Managers (as defined in the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The appropriateness of these procedures is solely the responsibility of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers. Consequently, we make no representation regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Board of Directors of the Seller, the Arranger, the Joint Lead Managers and the Managers identified in the Engagement Letter who have agreed to participate in the proposed Issue.

Deloitte LLP is a limited liability partnership registered in England and Wales with registered number OC303675 and its registered office at 1 New Street Square, London, EC4A 3HQ, United Kingdom.

Deloitte LLP is the United Kingdom affiliate of Deloitte NSE LLP, a member firm of Deloitte Touche Tohmatsu Limited, a UK private company limited by guarantee (“DTTL”). DTTL and each of its member firms are legally separate and independent entities. DTTL and Deloitte NSE LLP do not provide services to clients. Please see www.deloitte.com/about to learn more about our global network of member firms.

© 2025 Deloitte LLP. All rights reserved.

These procedures were established with the Issuer and the Seller, and the appropriateness of the procedures is solely the responsibility of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers as discussed above. The Issuer and the Seller shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer and the Seller, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Seller provided us with a data file ‘2025-04-17 - Consolidated Data Tape (Project Mars).xlsx’ (the “First Pool Run”) containing a loan identifier for each of the 1,096 loans in the Loan Pool as at 15 April 2025 in respect of the More2Life and Aviva loans (the “More2Life Cut-off Date”), (the “Aviva Cut-off Date”) and as at 31 March 2025 in respect of the Lloyds loans (the “Lloyds Cut-off Date”).

A random sample of 404 loans was selected from the First Pool Run using the sampling approach below (the “Sample”).

The Seller then provided us with the data files ’Deloitte_Mars AUP.xlsx’, ‘Deloitte Sample 99.1 Aviva Phoebus 13052025.xlsx’ and ‘Apex_LoanExtract 20250523.xlsx’ containing additional information for each loan in the Sample used to perform the loan identifier, borrower(s) name, property address and current balance procedures (together with the First Pool Run, the “Sample Pool”) as at 12 May 2025 for the Aviva loans, 31 March 2025 for the Lloyds loans and 23 May 2025 for the More2Life loans (together, the “Cut-off Date”).

We have carried out the Agreed Upon Procedures on the Sample Pool during the period 6 May to 6 June 2025.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.20 and 3.1 under the pool agreed upon procedures sections below, have been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the Application Form, Loan Agreement or Offer Letter (together, the “Offer”), Valuation Report or letter from the valuer (together, the “Valuation Report”), Mortgage Deed, Deed of Legal Charge, Standard Security or Solicitor’s Certificate (together, the “Borrower’s Signed Loan Documentation”), the Certificate of Title and Land Registry used for Lloyds loans, the Deed of Legal Charge used for Aviva non-Scottish loans and the Standard Security used only for Aviva Scottish loans, the Mortgage Deed and Certificate of Title used for the More2Life loans (together, the “Title Legal Documents”), the servicing systems and screenshots from the servicing systems (together, the “System”).

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that there is a 99% confidence that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purpose of the Issue.

2.	Pool agreed upon procedures

For each loan in the Sample Pool, we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error. We report our findings, which are the factual results of the agreed upon procedures performed:

2.1	Loan Identifier

For each loan in the Sample Pool, we confirmed whether the loan identifier shown on the Sample Pool agreed to that shown on the System. We found that the loan identifier agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2	Originator of the Loan

For each loan in the Sample Pool, we confirmed whether the originator of the loan shown on the Sample Pool agreed to that shown on the Offer. We found that the originator of the loan agreed to the Offer, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3	Borrower(s) Name

In cases where the surname of one borrower changed to the surname of a joint borrower, we were informed by the Issuer that such changes are as a result of changes in the marital status of the borrowers. For the avoidance of doubt, we did not check that any change in the surname of the borrower was due to a change in their marital status, as no evidence of changes to the marital status was available in the mortgage files.

2.3.1	For each loan in the Sample Pool, we confirmed whether the borrower name(s) shown on the System substantially agreed to that shown on the Offer. Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. We found that the borrower name(s) shown on the System substantially agreed to the Offer, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3.2	For each loan in the Sample Pool, we confirmed whether the borrower name(s) shown on the System substantially agreed to that shown on the Title Legal Documents. Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. We found that the borrower name(s) shown on the System substantially agreed to the Title Legal Documents, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.4	Property Address

2.4.1	For each loan in the Sample Pool, we confirmed whether the property address shown on the Sample Pool substantially agreed to that shown on the System. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address substantially agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.4.2	For each loan in the Sample Pool, we confirmed whether the property address shown on the Sample Pool substantially agreed to that shown on the Offer. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address substantially agreed to the Offer, except for 1 case.

Deloitte reference	Description of exception
DT378	Mismatch of the property address between the Sample Pool and the Offer

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.4.3	For each loan in the Sample Pool, we confirmed whether the property address shown on the Sample Pool substantially agreed to that shown on the Title Legal Documents. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address substantially agreed to the Title Legal Documents, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.4.4	For each loan in the Sample Pool, we confirmed whether the property address shown on the Sample Pool substantially agreed to that shown on the Valuation Report. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address substantially agreed to the Valuation Report, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.5	Borrower(s) Gender

2.5.1	For each loan in the Sample Pool, we confirmed whether the primary borrower’s gender shown on the Sample Pool agreed to that shown on the Application Form for the Aviva and More2Life loans and to the Offer for the Lloyds loans. We found that the primary borrower’s gender agreed to the Application Form for the Aviva and More2Life loans and to the Offer for the Lloyds loans, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.5.2	For each loan in the Sample Pool, we confirmed whether the secondary borrower’s gender shown on the Sample Pool agreed to that shown on the Application Form for the Aviva and More2Life loans and to the Offer for the Lloyds loans. We found that the secondary borrower’s gender agreed to the Application Form for the Aviva and More2Life loans and to the Offer for the Lloyds loans, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.6	Loan Origination Date

For each loan in the Sample Pool, we confirmed whether the date of origination shown on the Sample Pool agreed to that shown on the System, to within 7 days. We found that the date of loan origination agreed to the System, to within 7 days, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.7	Amount Advanced

For each loan in the Sample Pool, we confirmed whether the amount advanced shown on the Sample Pool agreed to that shown on the Offer. We found that the amount advanced agreed to the Offer, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.8	Latest Valuation Amount

For each loan in the Sample Pool, we confirmed whether the latest valuation amount shown on the Sample Pool agreed to that shown on the Valuation Report. We found that the latest valuation amount agreed to the Valuation Report, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.9	Latest Valuation Date

For each loan in the Sample Pool, we confirmed whether the latest valuation date shown on the Sample Pool agreed to that shown on the Valuation Report, to within 30 days. We found that the latest valuation date agreed to the Valuation Report, to within 30 days, except for 1 case.

Deloitte reference	Description of exception
DT366	Sample Pool = 23/12/2024; Valuation Report = 28/01/2025

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.10	Document Signatories

2.10.1	For each loan in the Sample Pool, we confirmed whether the Borrower’s Signed Loan Documentation had been signed in the space designated for the borrower(s). We found that the Borrower’s Signed Loan Documentation had been signed in the space designated for the borrower(s), with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.10.2	For each loan in the Sample Pool, we confirmed whether the Valuation Report had been signed in the space designated for the surveyor. We found that the Valuation Report had been signed in the space designated for the surveyor, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11	Interest Rate

2.11.1	For each loan in the Sample Pool, we confirmed whether the interest rate shown on the Sample Pool agreed to that shown on the Offer. We found that the interest rate agreed to the Offer, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11.2	For each loan in the Sample Pool, we confirmed whether the interest rate shown on the Sample Pool agreed to that shown on the System. We found that the interest rate agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.12	Equity Protection %

For each loan in the Sample Pool, we have confirmed whether the equity protection percentage shown on the Sample Pool agreed to that shown on the Offer. We found that the equity protection percentage agreed to the Offer, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.13	Current Balance

For each loan in the Sample Pool, we confirmed whether the current balance shown on the Sample Pool agreed to the System, to within £1, as at the Cut-off Date. We found that the current balance agreed to the System, to within £1, as at the Cut-off Date, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.14	Property Type

For each loan in the Sample Pool, we confirmed whether the property type shown on the Sample Pool agreed to that shown on the Valuation Report. We found that the property type agreed to the Valuation Report, except for 22 cases.

Deloitte reference	Description of exception
DT005	Sample Pool = Semi-Detached House; Valuation Report = End Terraced House
DT024	Sample Pool = Townhouse; Valuation Report = Mid Terraced House
DT077	Sample Pool = Detached House; Valuation Report = Detached Bungalow
DT092	Sample Pool = Semi-Detached House; Valuation Report = Mid Terraced House
DT110	Sample Pool = Detached House; Valuation Report = Detached Bungalow
DT111	Sample Pool = Detached House; Valuation Report = Semi-Detached House
DT124	Sample Pool = Townhouse; Valuation Report = Mid Terraced House
DT125	Sample Pool = Other; Valuation Report = Mid Terraced House
DT151	Sample Pool = Mid Terraced House; Valuation Report = Flat
DT162	Sample Pool = Semi-Detached Bungalow; Valuation Report =Detached Bungalow
DT166	Sample Pool = Other; Valuation Report = End Terraced House
DT172	Sample Pool = Semi-Detached House; Valuation Report = End Terraced House
DT181	Sample Pool = Other; Valuation Report = Mid Terraced House
DT184	Sample Pool = Detached House; Valuation Report = Semi-Detached House
DT185	Sample Pool = Detached House; Valuation Report = Semi-Detached House
DT222	Sample Pool = Detached Bungalow; Valuation Report = Detached House
DT242	Sample Pool = House; Valuation Report = Bungalow
DT271	Sample Pool = House; Valuation Report = Bungalow
DT273	Sample Pool = Bungalow; Valuation Report = House
DT295	Sample Pool = House; Valuation Report = Bungalow
DT367	Sample Pool = Semi-Detached House; Valuation Report = Mid Terraced House
DT400	Sample Pool = Semi-Detached House; Valuation Report = End Terraced House

As a result of the procedure performed there is a 99% confidence that not more than 8% of the First Pool Run contained errors.

2.15	Borrower(s) Month and Year of Birth

2.15.1	For each loan in the Sample Pool, we confirmed whether the primary borrower’s month and year of birth shown on the Sample Pool agreed to that shown on the Application Form for the Aviva and More2Life loans and to the System for the Lloyds loans. We found that the primary borrower’s month and year of birth agreed to the Application Form for the Aviva and More2Life loans and to the System for the Lloyds loans, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.15.2	For each loan in the Sample Pool, we confirmed whether the secondary borrower’s month and year of birth shown on the Sample Pool agreed to that shown on the Application Form for the Aviva and More2Life loans and to the System for the Lloyds loans. We found that the secondary borrower’s month and year of birth agreed to the Application Form for the Aviva and More2Life loans and to the System for the Lloyds loans, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.16	Borrower(s) status

2.16.1	For each loan in the Sample Pool, we confirmed whether the primary borrower’s status/date of death shown on the Sample Pool agreed to the dead/alive flag and date of death, where applicable, shown on the System. We found that the primary borrower’s status/date of death shown on the Sample Pool agreed to the dead/alive flag and date of death, where applicable, shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.16.2	For each loan in the Sample Pool, we confirmed whether the secondary borrower’s status/date of death shown on the Sample Pool agreed to the dead/alive flag and date of death, where applicable, shown on the System. We found that the secondary borrower’s status/date of death shown on the Sample Pool agreed to the dead/alive flag and date of death, where applicable, shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.17	Additional Draw Available

For each loan in the Sample Pool, we confirmed whether the additional draw available shown on the Sample Pool agreed to that shown on the Offer. We found that the additional draw available agreed to the Offer, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.18	Interest Rate Type

For each loan in the Sample Pool, we confirmed whether the interest rate type shown on the Sample Pool agreed to that shown on the Offer. We found that the interest rate type agreed to the Offer, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.19	Valuation Type

For each loan in the Sample Pool, we confirmed whether the valuation type shown on the Sample Pool agreed to that shown on the Valuation Report. We found that the valuation type agreed to the Valuation Report, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.20	Title Number

For each loan in the Sample Pool, we confirmed whether a title number was included in the Title Legal Documents for each of the lenders being Aviva Equity Release UK Limited, Lloyds Banking Group plc on behalf of Scottish Widows and More 2 Life Ltd. We found that a title number was included in the Title Legal Documents for each of the lenders being Aviva Equity Release UK Limited, Lloyds Banking Group plc on behalf of Scottish Widows and More 2 Life Ltd, except for 1 case.

Deloitte reference	Description of exception
DT368	Title number pending registration

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

3.	Non-statistical agreed-upon procedures

The procedure below has been carried out for the More2Life loans and our findings have been reported on an error-only basis.

3.1	Interest Serving %

For each More2Life loan in the Sample Pool, we confirmed whether the interest serving % shown on the Sample Pool agreed to that shown on the Offer. We found that the interest serving % agreed to the Offer, with no exception.

4.	Data consolidation agreed upon procedures

Procedures and findings

We have performed the agreed upon procedures described below, as defined in Appendix 3 of the Engagement Letter. We report our findings, which are the factual results of the agreed upon procedures performed:

The management of the Seller supplied us with the data file ‘Investor data tape (unaudited) - June v3.xlsx’ (the “Investor Data Tape”) and the data files ‘2025-06-30 - Consolidated Data Tape (Project Mars) - transposing.xlsx’ and ‘Accrued interest calc - June.xlsx’ (together, the “Loan Data Files“).

4.1.	Accrued Interest Recalculation

We have used the fields 'Ledger Balance', 'Current Interest Rate', 'Prepayment amount', 'Prepayment date' and 'Loan Origination Date' from the Loan Data Files to recalculate the accrued interest and found it to be in agreement with the 'Accrued Interest' field in the Loan Data Files, except for 4 cases.

No.	Description of exception
001	Accrued Interest in the Loan Data Files = 179.26; Recalculation: 179.48
002	Accrued Interest in the Loan Data Files = 141.02; Recalculation: 141.51
003	Accrued Interest in the Loan Data Files = 193.22; Recalculation: 194.29
004	Accrued Interest in the Loan Data Files = 308.17; Recalculation: 308.19

Such calculated amounts were deemed to be arithmetically correct if differences were attributable to rounding. The term ‘rounding’, means that sterling amounts are within £0.01.

4.2.	Data consolidation

We have used the Loan Data Files and assumptions provided by the Seller to recalculate or recreate the following fields and found that they are in agreement with the corresponding fields in the Investor Data Tape.

•	Cut-Off Date

•	Subportfolio

•	Account Number

•	Loan Number

•	Loan Origination Date

•	Joint Life type

•	Borrower 1 Status

•	Borrower 1 Status Date

•	Borrower 1 DoB

•	Borrower 1 Sex

•	Borrower 2 Status

•	Borrower 2 Status Date

•	Borrower 2 DoB

•	Borrower 2 Sex

•	Original Loan Balance

•	Loan Interest Rate (AER)

•	Loan Interest Rate Type

•	Interest serving

•	Interest serving percentage

•	Current Loan Balance

•	Additional Draw Available

•	Aggregate current Loan Balance

•	ERC Type

•	ERC Term

•	Region

•	Latest Valuation Amount

•	Latest Valuation Date

•	Latest Valuation Type

•	Indexed Property Value

•	Protected Equity

•	Property Type

•	Out of property criteria properties

•	Relevant property criteria

We have not undertaken any procedures to confirm or verify the completeness or accuracy of the information in the Loan data files noted above.

5.	Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly, we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the appropriateness of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

6.	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 1 July 2025, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger, the Joint Lead Managers and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Louise Gill on 0113 292 1299.

Yours truly,

Deloitte LLP